Note 22 - Shareholders' Capital	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
22.	SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

On
February 7, 2017,
Just Energy closed its underwritten public offering of
4,000,000
of its
8.50%
Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Shares (the “preferred shares”) at a public offering price of
US$25.00
per preferred share, for gross proceeds of
US$100
million. In addition, concurrently with the closing of the public offering of preferred shares, Just Energy closed a non-brokered private placement of
40,000
preferred shares at a price of
US$25.00
per preferred share, for gross proceeds of
US$1
million.

Just Energy had the ability to make a normal course issuer bid (“NCIB”) to purchase for cancellation a portion of the outstanding
5.75%
convertible debentures as well as the Just Energy common shares up to
March 16, 2018.
Under each NCIB, Just Energy could have purchased debentures and common shares representing
10%
of the outstanding public float at close of business
February 28, 2017
up to daily and total limits. For the year ended
March 31, 2018,
Just Energy had purchased
$11.9
million of common shares through the NCIB program, compared to
$nil,
purchased in the prior year.

Details of issued and outstanding shareholders’ capital are as follows:

	Year ended		Year ended
	March 31, 2018		March 31, 2017
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	147,013,538	$1,070,076	147,183,778	$1,069,434
Share-based awards exercised	1,643,156	11,954	679,760	7,191
Acquisition of a subsidiary	1,415,285	8,966	-	-
Repurchase and cancellation of shares	(1,677,827)	(11,941)	(850,000)	(6,549)
Balance, end of year	148,394,152	$1,079,055	147,013,538	$1,070,076

Preferred shares:

Issued and outstanding
Balance, beginning of year	4,040,000	$128,363	-	$-
Shares issued for cash	283,300	9,260	4,040,000	132,973
Preferred shares issuance cost	-	(852)	-	(4,610)
Balance, end of year	4,323,300	$136,771	4,040,000	$128,363

Shareholders' capital	152,717,452	$1,215,826	151,053,538	$1,198,439